Convertible Notes (Details) - Schedule of debt discount - Xos, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group 1 notes [Member]
Convertible Notes (Details) - Schedule of debt discount [Line Items]
Debt discount recognized		$ 62	$ 259
Debt discount amortized	15	10	5
Group 2 notes [Member]
Convertible Notes (Details) - Schedule of debt discount [Line Items]
Debt discount recognized	4,194	201
Debt discount amortized	$ 1,661	$ 11